Cash flow information - Summary of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Cash Flow Information [Abstract]
Interest income received	$ 2,348	$ 1,179